UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22119

American Israeli Shared Values Trust

(Exact name of registrant as specified in charter)

207 East 83rd Street, Suite 2

New York, NY 10028

(Address of principal executive offices)

 (Zip code)

Jamia C. Jasper

207 East 83rd Street, Suite 2

New York, NY 10028

(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 745-5955

Date of fiscal year end: November 30

Date of reporting period: June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

American Israeli Shared Values Fund

AMDOCS

Ticker Symbol:DOX	Cusip Number:G02602-103
Record Date: 5/12/2011	Meeting Date: 2/3/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-4	01 DIRECTOR 1) ROBERT A. MINICUCCI 2) BRUCE K. ANDERSON 3) ADRIAN GARDNER 4) JOHN T. MCLENNAN 5) SIMON OLSWANG 6) ZOHAR ZISAPEL 7) JULIAN A. BRODSKY 8) ELI GELMAN 9) JAMES S. KAHAN 10) RICHARD T.C. LEFAVE 11) NEHEMIA LEMELBAUM 12) GIORA YARON For For All Nominees 1) ROBERT A. MINICUCCI 2) BRUCE K. ANDERSON 3) ADRIAN GARDNER 4) JOHN T. MCLENNAN 5) SIMON OLSWANG 6) ZOHAR ZISAPEL 7) JULIAN A. BRODSKY 8) ELI GELMAN 9) JAMES S. KAHAN 10) RICHARD T.C. LEFAVE 11) NEHEMIA LEMELBAUM 12) GIORA YARON 02 APPROVE THE AMENDMENT TO THE 1998 STOCK OPTION AND INCENTIVE PLAN. For For 03 APPROVAL OF CONSOLIDATED FINANCIAL STATEMENTS FOR FISCAL YEAR 2011. For For 04 RATIFICATION AND APPROVAL OF ERNST & YOUNG LLP AND AUTHORIZATION OF AUDIT COMMITTEE OF BOARD TO FIX REMUNERATION. For For	For	Issuer	For	With

AMGEN

Ticker Symbol:AMGN	Cusip Number:031162100
Record Date: 3/26/2012	Meeting Date: 5/23/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-4	1A. ELECTION OF DIRECTOR: DR. DAVID BALTIMORE For For 1B. ELECTION OF DIRECTOR: MR. FRANK J. BIONDI, JR. For For 1C. ELECTION OF DIRECTOR: MR. ROBERT A. BRADWAY For For 1D. ELECTION OF DIRECTOR: MR. FRANCOIS DE CARBONNEL For For 1E. ELECTION OF DIRECTOR: DR. VANCE D. COFFMAN For For 1F. ELECTION OF DIRECTOR: DR. REBECCA M. HENDERSON For For 1G. ELECTION OF DIRECTOR: MR. FRANK C. HERRINGER For For 1H. ELECTION OF DIRECTOR: DR. TYLER JACKS For For 1I. ELECTION OF DIRECTOR: DR. GILBERT S. OMENN For For 1J. ELECTION OF DIRECTOR: MS. JUDITH C. PELHAM For For 1K. ELECTION OF DIRECTOR: ADM. J. PAUL REASON, USN (RETIRED) For For 1L. ELECTION OF DIRECTOR: MR. LEONARD D. SCHAEFFER For For 1M. ELECTION OF DIRECTOR: MR. KEVIN W. SHARER For For 1N. ELECTION OF DIRECTOR: DR. RONALD D. SUGAR For For 2. TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2012. For For 3. ADVISORY VOTE TO APPROVE OUR EXECUTIVE COMPENSATION. For For 4. TO APPROVE AN AMENDMENT TO OUR RESTATED CERTIFICATE OF INCORPORATION TO AUTHORIZE STOCKHOLDER ACTION BY WRITTEN CONSENT. For	For	Issuer	For	With
5A-5D	5A. STOCKHOLDER PROPOSAL #1 (INDEPENDENT CHAIRMAN OF THE BOARD). Against For 5B. STOCKHOLDER PROPOSAL #2 (TRANSPARENCY IN ANIMAL USE). Against For 5C. STOCKHOLDER PROPOSAL #3 (REQUEST FOR DISCLOSURE OF LOBBYING POLICIES AND PRACTICES). Against For 5D. STOCKHOLDER PROPOSAL #4 (CEO TO SERVE ON A MAXIMUM OF ONE OTHER BOARD). Against For	For	Issuer	Against	Against

ATTUNITY LTD. CONTROL# 560183052497

Ticker Symbol:ATTUF	Cusip Number:M15332-105
Record Date: 5/16/2012	Meeting Date: 6/21/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	1. TO AUTHORIZE OUR BOARD OF DIRECTORS TO EFFECT A REVERSE SHARE SPLIT OF ALL OF OUR ORDINARY SHARES AT A RATIO NOT TO EXCEED ONE-FOR-FIVE, AND TO APPROVE RELATED AMENDMENTS TO THE COMPANY'S MEMORANDUM AND ARTICLES OF ASSOCIATION. For	For	Issuer	For	With

AUDIOCODES

Ticker Symbol:AUDC	Cusip Number:M15342-104
Record Date: 12/7/2011	Meeting Date: 11/7/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-8	01 TO REELECT EYAL KISHON AS AN OUTSIDE DIRECTOR For For 02 SUBJECT TO APPROVAL OF PROPOSAL ONE, TO APPROVE THE GRANT OF OPTIONS TO PURCHASE ORDINARY SHARES OF THE COMPANY TO EYAL KISHON For For 03 TO REELECT JOSEPH TENNE AS A CLASS II DIRECTOR For For 04 SUBJECT TO APPROVAL OF PROPOSAL THREE, TO APPROVE THE GRANT OF OPTIONS TO PURCHASE ORDINARY SHARES OF THE COMPANY TO JOSEPH TENNE For For 05 TO AMEND THE COMPANY'S ARTICLES OF ASSOCIATION REGARDING INSURANCE, INDEMNIFICATION AND EXCULPATION For For 06 SUBJECT TO APPROVAL OF PROPOSAL FIVE, TO APPROVE CORRESPONDING AMENDMENTS TO THE INSURANCE, EXCULPATION AND INDEMNIFICATION AGREEMENTS WITH EACH OF THE COMPANY'S DIRECTORS For For 07 TO RATIFY THE APPOINTMENT OF THE COMPANY'S INDEPENDENT AUDITORS FOR 2011 AND TO AUTHORIZE THE COMPENSATION OF THE AUDITORS For For 08 I AM A CONTROLLING SHAREHOLDER OR HAVE A PERSONAL INTEREST IN ITEM 1. MARK "FOR" = YES OR "AGAINST" = NO None No Vote	For	Issuer	For	With

BOSTON SCIENTIFIC CORP.

Ticker Symbol:BSX	Cusip Number:101137-107
Record Date: 3/16/2012	Meeting Date: 5/8/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-4	1A. ELECTION OF DIRECTOR: KATHARINE T. BARTLETT For For 1B. ELECTION OF DIRECTOR: BRUCE L. BYRNES For For 1C. ELECTION OF DIRECTOR: NELDA J. CONNORS For For 1D. ELECTION OF DIRECTOR: KRISTINA M. JOHNSON For For 1E. ELECTION OF DIRECTOR: WILLIAM H. KUCHEMAN For For 1F. ELECTION OF DIRECTOR: ERNEST MARIO For For 1G. ELECTION OF DIRECTOR: N.J. NICHOLAS, JR. For For 1H. ELECTION OF DIRECTOR: PETE M. NICHOLAS For For 1I. ELECTION OF DIRECTOR: UWE E. REINHARDT For For 1J. ELECTION OF DIRECTOR: JOHN E. SUNUNU For For 2. TO CONSIDER AND VOTE UPON AN ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION. For For 3. TO RATIFY APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2012 FISCAL YEAR. For For 4. TO APPROVE AN AMENDMENT AND RESTATEMENT OF OUR BY-LAWS TO PROVIDE FOR A MAJORITY VOTE STANDARD IN UNCONTESTED DIRECTOR ELECTIONS.	For	Issuer	For	With

CATERPILLAR

Ticker Symbol:CAT	Cusip Number:149123-101
Record Date: 4/16/2012	Meeting Date: 6/13/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-5	1 DIRECTOR 1) DAVID L. CALHOUN 2) DANIEL M. DICKINSON 3) EUGENE V. FIFE 4) JUAN GALLARDO 5) DAVID R. GOODE 6) JESSE J. GREENE, JR. 7) JON M. HUNTSMAN, JR. 8) PETER A. MAGOWAN 9) DENNIS A. MUILENBURG 10) DOUGLAS R. OBERHELMAN 11) WILLIAM A. OSBORN 12) CHARLES D. POWELL 13) EDWARD B. RUST, JR. 14) SUSAN C. SCHWAB 15) JOSHUA I. SMITH 16) MILES D. WHITE For For All Nominees 1) DAVID L. CALHOUN 2) DANIEL M. DICKINSON 3) EUGENE V. FIFE 4) JUAN GALLARDO 5) DAVID R. GOODE 6) JESSE J. GREENE, JR. 7) JON M. HUNTSMAN, JR. 8) PETER A. MAGOWAN 9) DENNIS A. MUILENBURG 10) DOUGLAS R. OBERHELMAN 11) WILLIAM A. OSBORN 12) CHARLES D. POWELL 13) EDWARD B. RUST, JR. 14) SUSAN C. SCHWAB 15) JOSHUA I. SMITH 16) MILES D. WHITE 2 RATIFY THE APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2012 For For 3 ADVISORY VOTE ON EXECUTIVE COMPENSATION. For For 4 AMEND RESTATED CERTIFICATE OF INCORPORATION AND BYLAWS TO PROVIDE STOCKHOLDERS THE RIGHT TO CALL SPECIAL MEETINGS. For For 5 AMEND BYLAW ADVANCE NOTICE PROVISIONS. For For	For	Issuer	For	With
6-8	6 STOCKHOLDER PROPOSAL - REPORT ON POLITICAL CONTRIBUTIONS AND EXPENSES. Against Against 7 STOCKHOLDER PROPOSAL - DIRECTOR ELECTION MAJORITY VOTE STANDARD. Against Against 8 STOCKHOLDER PROPOSAL - REVIEW GLOBAL CORPORATE STANDARDS. Against Against 9 STOCKHOLDER PROPOSAL - STOCKHOLDER ACTION BY WRITTEN CONSENT. Against Against	For	Issuer	For	With

CELLCOM ISRAEL

Ticker Symbol:CEL	Cusip Number:M2196U109
Record Date: 6/27/2011	Meeting Date: 7/27/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-8	1A ELECTION OF DIRECTOR: AMI EREL For For 1B ELECTION OF DIRECTOR: SHAY LIVNAT For For 1C ELECTION OF DIRECTOR: RAANAN COHEN For For 1D ELECTION OF DIRECTOR: RAFI BISKER For For 1E ELECTION OF DIRECTOR: SHLOMO WAXE For For 1F ELECTION OF DIRECTOR: HAIM GAVRIELI For For 1G ELECTION OF DIRECTOR: ARI BRONSHTEIN For For 1H ELECTION OF DIRECTOR: TAL RAZ For For 1I ELECTION OF DIRECTOR: EPHRAIM KUNDA For For 1J ELECTION OF DIRECTOR: EDITH LUSKY For For 2A APPROVAL OF COMPENSATION FOR SHLOMO WAXE For For 2B APPROVAL OF COMPENSATION FOR EPHRAIM KUNDA For For 2C APPROVAL OF COMPENSATION FOR EDITH LUSKY For For 03 APPROVAL OF MERGER BETWEEN THE COMPANY'S SUBSIDIARY AND NETVISION LTD. BY SIGNING THIS PROXY, THE UNDERSIGNED HEREBY CERTIFIES THAT THE UNDERSIGNED HAS NO "PERSONAL INTEREST" IN THIS MATTER UNDER THE ISRAELI COMPANIES LAW. SEE PAGE 28 OF THE PROXY STATEMENT FOR MORE INFORMATION. For For 04 APPROVAL OF AMENDMENT AND RENEWAL OF MANAGEMENT SERVICES AGREEMENT WITH DISCOUNT INVESTMENT CORPORATION LTD. BY SIGNING THIS PROXY, THE UNDERSIGNED HEREBY CERTIFIES THAT THE UNDERSIGNED HAS NO "PERSONAL INTEREST" IN THIS MATTER UNDER THE ISRAELI COMPANIES LAW. SEE PAGE 29 OF THE PROXY STATEMENT FOR MORE INFORMATION. For For 5A APPROVAL OF AMENDMENT TO ARTICLE 61 OF THE COMPANY'S ARTICLES OF ASSOCIATION. BY SIGNING THIS PROXY, THE UNDERSIGNED HEREBY CERTIFIES THAT THE UNDERSIGNED HAS NO "PERSONAL INTEREST" IN THIS MATTER UNDER THE ISRAELI COMPANIES LAW. SEE PAGE 33 OF THE PROXY STATEMENT FOR MORE INFORMATION. For For 5B APPROVAL OF AMENDMENT TO ARTICLE 45(B) OF THE COMPANY'S ARTICLES OF ASSOCIATION. For For 5C APPROVAL OF AMENDMENT TO ARTICLE 36(A) OF THE COMPANY'S ARTICLES OF ASSOCIATION. For For 6A APPROVAL OF AMENDMENT TO THE LETTER OF EXEMPTION AND INDEMNIFICATION TO DIRECTORS AND OFFICERS WHO ARE NOT CONTROLLING SHAREHOLDERS. For For 6B APPROVAL OF AMENDMENT TO THE LETTER OF EXEMPTION AND INDEMNIFICATION TO DIRECTORS AND OFFICERS WHO ARE CONTROLLING SHAREHOLDERS. BY SIGNING THIS PROXY, THE UNDERSIGNED HEREBY CERTIFIES THAT THE UNDERSIGNED HAS NO "PERSONAL INTEREST'" IN THIS MATTER UNDER THE ISRAELI COMPANIES LAW. SEE PAGE 34 OF THE PROXY STATEMENT FOR MORE INFORMATION. For For 07 APPROVAL OF LIABILITY INSURANCE COVERING DIRECTORS AND OFFICERS WHO ARE CONTROLLING SHAREHOLDERS. BY SIGNING THIS PROXY, THE UNDERSIGNED HEREBY CERTIFIES THAT THE UNDERSIGNED HAS NO "PERSONAL INTEREST" IN THIS MATTER UNDER THE ISRAELI COMPANIES LAW. SEE PAGE 36 OF THE PROXY STATEMENT FOR MORE INFORMATION. For For 08 REAPPOINTMENT OF SOMEKH CHAIKIN, AS INDEPENDENT AUDITORS. For For	For	Issuer	For	With

CERAGON NETWORKS

Ticker Symbol:CRGN	Cusip Number:M22013-102
Record Date: 8/18/2011	Meeting Date: 9/27/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-5	01 TO AMEND THE ARTICLES OF ASSOCIATION OF THE COMPANY, AS DESCRIBED IN THE PROXY STATEMENT. For For 02 SUBJECT TO THE APPROVAL OF ITEM 1 ABOVE, TO AMEND THE LETTER OF INDEMNIFICATION TO BE GRANTED BY THE COMPANY TO EACH OF ITS PRESENT AND FUTURE DIRECTORS AND OFFICERS, AS DESCRIBED IN THE PROXY STATEMENT. For For 03 TO APPROVE THE PURCHASE OF COMPANY'S DIRECTORS AND OFFICERS LIABILITY INSURANCE POLICY ("D&O INSURANCE POLICY") FOR THE PERIOD COMMENCING AS OF THE DATE ON WHICH THE MEETING TAKES PLACE AND ENDING ON THE 2012 ANNUAL GENERAL MEETING OF SHAREHOLDERS, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT. For For 04 TO RE-ELECT YAEL LANGER TO SERVE ON THE BOARD OF DIRECTORS OF THE COMPANY. For For 05 TO RE-APPOINT KOST FORER GABBAY & KASIERER, A MEMBER FIRM OF ERNST & YOUNG GLOBAL, AS THE COMPANY'S INDEPENDENT AUDITOR UNTIL IMMEDIATELY FOLLOWING THE NEXT ANNUAL GENERAL MEETING OF SHAREHOLDERS.	For	Issuer	For	With

CHECKPOINT TECHNOLOGIES

Ticker Symbol:CHKP	Cusip Number:M22465-104
Record Date: 4/30/2012	Meeting Date: 6/7/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-5	1. ELECTION OF DIRECTORS: GIL SHWED, MARIUS NACHT, JERRY UNGERMAN, DAN PROPPER, DAVID RUBNER, DR. TAL SHAVIT. For For 2. RE-ELECTION OF 2 OUTSIDE DIRECTORS: YOAV CHELOUCHE AND GUY GECHT. For For 3. TO RATIFY THE APPOINTMENT AND COMPENSATION OF KOST, FORER, GABBAY & KASIERER, A MEMBER OF ERNST & YOUNG GLOBAL, AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2012. For For 4. APPROVE COMPENSATION TO CHECK POINT'S CHIEF EXECUTIVE OFFICER WHO IS ALSO CHAIRMAN OF THE BOARD OF DIRECTORS. For For 5. TO AUTHORIZE THE CHAIRMAN OF CHECK POINT'S BOARD OF DIRECTORS TO CONTINUE SERVING AS CHAIRMAN OF THE BOARD OF DIRECTORS AND THE CHIEF EXECUTIVE OFFICER FOR UP TO THREE YEARS FOLLOWING THE MEETING (AS REQUIRED BY ISRAELI LAW). For For	For	Issuer	For	With

CLICKSOFTWARE TECHNOLOGIES LTD.

Ticker Symbol:CKSW	Cusip Number:M25082-104
Record Date: 5/21/2012	Meeting Date: 6/28/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2-5	2. TO APPROVE THE APPOINTMENT OF BRIGHTMAN ALMAGOR ZOHAR & CO., A MEMBER OF DELOITTE TOUCHE TOHMATSU, AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2012 AND FOR SUCH ADDITIONAL PERIOD UNTIL THE NEXT ANNUAL GENERAL MEETING OF SHAREHOLDERS, AND TO AUTHORIZE THE BOARD OF DIRECTORS, UPON RECOMMENDATION OF THE AUDIT COMMITTEE, TO FIX THE REMUNERATION OF SUCH INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. For For 3A. TO RE-ELECT DR. MOSHE BENBASSAT AS CLASS III DIRECTOR TO THE BOARD OF DIRECTORS OF THE COMPANY, TO HOLD OFFICE UNTIL THE ANNUAL GENERAL MEETING OF SHAREHOLDERS OF THE COMPANY TO BE HELD IN 2015 OR UNTIL A SUCCESSOR HAS BEEN DULY ELECTED. For For 3B. TO RE-ELECT DR. SHLOMO NASS AS CLASS III DIRECTOR TO THE BOARD OF DIRECTORS OF THE COMPANY, TO HOLD OFFICE UNTIL THE ANNUAL GENERAL MEETING OF SHAREHOLDERS OF THE COMPANY TO BE HELD IN 2015 OR UNTIL A SUCCESSOR HAS BEEN DULY ELECTED. For For 4A. TO RE-ELECT MS. NIRA DROR AS "EXTERNAL DIRECTOR" OF THE COMPANY (AS SUCH TERM IS DEFINED IN THE ISRAELI COMPANIES LAW 5759-1999), TO HOLD OFFICE AS EXTERNAL DIRECTOR FOR AN ADDITIONAL THREE YEAR TERM, AND TO APPROVE HER COMPENSATION AS EXTERNAL DIRECTOR. For For 4B. TO RE-ELECT MR. SHAI BEILIS AS "EXTERNAL DIRECTOR" OF THE COMPANY (AS SUCH TERM IS DEFINED IN THE ISRAELI COMPANIES LAW 5759-1999), TO HOLD OFFICE AS EXTERNAL DIRECTOR FOR AN ADDITIONAL THREE YEAR TERM, AND TO APPROVE HIS COMPENSATION AS EXTERNAL DIRECTOR. For For 4C. WITH REGARD TO PROPOSAL 4, PLEASE INDICATE BY MARKING AN "X" IN THE APPROPRIATE BOX (FOR/AGAINST) WHETHER YOU HAVE A "PERSONAL INTEREST" (AS DEFINED IN THE PROXY STATEMENT). IF AN X IS NOT MARKED IN EITHER COLUMN, YOUR VOTE IN RESPECT OF PROPOSAL 4 WILL BE DISQUALIFIED. MARK "FOR" = YES OR "AGAINST" = NO. None No Vote 5. TO APPROVE THE GRANT OF OPTIONS TO DR. MOSHE BENBASSAT FOR THE PURCHASE OF 150,000 ORDINARY SHARES OF THE COMPANY. For	For	Issuer	For	With

ELBIT IMAGING

Ticker Symbol:EMITF	Cusip Number:M37605-108
Record Date: 12/15/2011	Meeting Date: 11/15/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-6	1A RE-ELECTION OF DIRECTOR: MORDECHAY ZISSER For For 1B RE-ELECTION OF DIRECTOR: SHIMON YITZHAKI For For 1C RE-ELECTION OF DIRECTOR: DAVID RUBNER For For 1D RE-ELECTION OF DIRECTOR: MOSHE LION For For 1E RE-ELECTION OF DIRECTOR: SHMUEL PERETZ For For 02 TO RE-ELECT MS. ELINA FRENKEL RONEN AS AN EXTERNAL DIRECTOR OF THE COMPANY For For 3A TO APPROVE AMENDMENTS TO THE ARTICLE 57 IN THE COMPANY'S ARTICLES OF ASSOCIATION For For 3B TO APPROVE AMENDMENTS TO THE ARTICLE 42(B) IN THE COMPANY'S ARTICLES OF ASSOCIATION For For 3C TO APPROVE AMENDMENTS TO THE ARTICLE 33(A) IN THE COMPANY'S ARTICLES OF ASSOCIATION For For 4A AMENDMENT TO INDEMNIFICATION LETTER OF DIRECTORS AND CONTROLLING SHAREHOLDERS: FOR DIRECTORS WHO ARE NOT CONTROLLING SHAREHOLDERS For For 4B AMENDMENT TO INDEMNIFICATION LETTER OF DIRECTORS AND CONTROLLING SHAREHOLDERS: FOR DIRECTORS WHO ARE CONTROLLING SHAREHOLDERS For For 5A APPROVE LIABILITY INSURANCE COVERING DIRECTORS AND CONTROLLING SHAREHOLDERS: FOR DIRECTORS WHO ARE NOT CONTROLLING SHAREHOLDERS For For 5B APPROVE LIABILITY INSURANCE COVERING DIRECTORS AND CONTROLLING SHAREHOLDERS: FOR DIRECTORS WHO ARE CONTROLLING SHAREHOLDERS For For 06 RE-APPOINTMENT OF BRIGHTMAN ALMAGOR ZOHAR & CO. AS INDEPENDENT AUDITORS For For	For	Issuer	For	With

ELBIT SYSTEMS

Ticker Symbol:ESLT	Cusip Number:M3760D101
Record Date: 10/31/2011	Meeting Date: 11/30/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-3	Election of directors, amendements to articles of association, approval of indemnification of directors, appoint. of Kost Forer as auditors.	For	Issuer	For	With

ELRON ELECTRONICS

Ticker Symbol:ELRNF	Cusip Number:290160100
Record Date: 11/2/2011	Meeting Date: 12/7/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Reappoint Gad Arbel as external director for three more years.	For	Issuer	For	With

EZ CHIP SEMICONDUCTOR

Ticker Symbol:EZCH	Cusip Number:M4146Y108
Record Date: 6/27/2011	Meeting Date: 7/26/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-4	01 DIRECTOR 1) ELI FRUCHTER 2) PROF. RAN GILADI 3) BENNY HANIGAL 4) KAREN SARID For For All Nominees 1) ELI FRUCHTER 2) PROF. RAN GILADI 3) BENNY HANIGAL 4) KAREN SARID 02 REELECTION OF DAVID SCHLACHET AS OUTSIDE DIRECTOR. For For 03 TO APPROVE CHANGES TO THE COMPENSATION TERMS OF THE PRESIDENT AND CHIEF EXECUTIVE OFFICER OF THE COMPANY'S SUBSIDIARY, WHO IS ALSO A DIRECTOR. For For 04 TO APPROVE THE GRANT OF RESTRICTED SHARE UNITS TO THE COMPANY'S DIRECTORS. For For 05 TO RATIFY AND APPROVE THE APPOINTMENT AND COMPENSATION OF THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS. For For 06 I AM A CONTROLLING SHAREHOLDER OR HAVE A PERSONAL INTEREST IN ITEM 2, MARK "FOR" = YES OR "AGAINST" = NO. None No Vote	For	Issuer	For	With

JOHNSON AND JOHNSON

Ticker Symbol:JNJ	Cusip Number:478160-104
Record Date: 2/28/2012	Meeting Date: 4/26/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-4	1A. ELECTION OF DIRECTOR: MARY SUE COLEMAN For For Against Abstain 1B. ELECTION OF DIRECTOR: JAMES G. CULLEN For For Against Abstain 1C. ELECTION OF DIRECTOR: IAN E.L. DAVIS For For Against Abstain 1D. ELECTION OF DIRECTOR: ALEX GORSKY For For Against Abstain 1E. ELECTION OF DIRECTOR: MICHAEL M.E. JOHNS For For Against Abstain 1F. ELECTION OF DIRECTOR: SUSAN L. LINDQUIST For For Against Abstain 1G. ELECTION OF DIRECTOR: ANNE M. MULCAHY For For Against Abstain 1H. ELECTION OF DIRECTOR: LEO F. MULLIN For For Against Abstain 1I. ELECTION OF DIRECTOR: WILLIAM D. PEREZ For For Against Abstain 1J. ELECTION OF DIRECTOR: CHARLES PRINCE For For Against Abstain 1K. ELECTION OF DIRECTOR: DAVID SATCHER For For Against Abstain 1L. ELECTION OF DIRECTOR: WILLIAM C. WELDON For For Against Abstain 1M. ELECTION OF DIRECTOR: RONALD A. WILLIAMS For For Against Abstain 2. ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION For For Against Abstain 3. APPROVAL OF THE COMPANY'S 2012 LONG-TERM INCENTIVE PLAN For For Against Abstain 4. RATIFICATION OF APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2012 For For Against Abstain	For	Issuer	For	With
5-7	5. SHAREHOLDER PROPOSAL ON INDEPENDENT BOARD CHAIRMAN Against For Against Abstain 6. SHAREHOLDER PROPOSAL ON BINDING VOTE ON POLITICAL CONTRIBUTIONS Against For Against Abstain 7. SHAREHOLDER PROPOSAL ON ADOPTING NON-ANIMAL METHODS FOR TRAINING Against For Against Abstain	For	Issuer	Against	With

MEDTRONIC, INC

Ticker Symbol:MDT	Cusip Number:585055106
Record Date: 6/27/2011	Meeting Date: 8/25/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-4	01 DIRECTOR 1) RICHARD H. ANDERSON 2) DAVID L. CALHOUN 3) VICTOR J. DZAU, M.D. 4) OMAR ISHRAK 5) SHIRLEY ANN JACKSON PHD 6) JAMES T. LENEHAN 7) DENISE M. O'LEARY 8) KENDALL J. POWELL 9) ROBERT C. POZEN 10) JEAN-PIERRE ROSSO 11) JACK W. SCHULER For For All Nominees 1) RICHARD H. ANDERSON 2) DAVID L. CALHOUN 3) VICTOR J. DZAU, M.D. 4) OMAR ISHRAK 5) SHIRLEY ANN JACKSON PHD 6) JAMES T. LENEHAN 7) DENISE M. O'LEARY 8) KENDALL J. POWELL 9) ROBERT C. POZEN 10) JEAN-PIERRE ROSSO 11) JACK W. SCHULER 02 TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS MEDTRONIC'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. For For 03 A NON-BINDING ADVISORY VOTE ON EXECUTIVE COMPENSATION (A "SAY-ON-PAY" VOTE). For For 04 A NON-BINDING ADVISORY VOTE ON THE FREQUENCY OF SAY-ON-PAY VOTES. 1 Year 1 Year	For	Issuer	For	With

MERCK

Ticker Symbol:MRK	Cusip Number:58933Y-105
Record Date: 3/23/2012	Meeting Date: 5/22/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-6	1A. ELECTION OF DIRECTOR: LESLIE A. BRUN For For 1B. ELECTION OF DIRECTOR: THOMAS R. CECH For For 1C. ELECTION OF DIRECTOR: KENNETH C. FRAZIER For For 1D. ELECTION OF DIRECTOR: THOMAS H. GLOCER For For 1E. ELECTION OF DIRECTOR: WILLIAM B. HARRISON JR. For For 1F. ELECTION OF DIRECTOR: C. ROBERT KIDDER For For 1G. ELECTION OF DIRECTOR: ROCHELLE B. LAZARUS For For 1H. ELECTION OF DIRECTOR: CARLOS E. REPRESAS For For 1I. ELECTION OF DIRECTOR: PATRICIA F. RUSSO For For 1J. ELECTION OF DIRECTOR: CRAIG B. THOMPSON For For 1K. ELECTION OF DIRECTOR: WENDELL P. WEEKS For For 1L. ELECTION OF DIRECTOR: PETER C. WENDELL For For 2. RATIFICATION OF THE APPOINTMENT OF THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2012. For For 3. ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION. For For 4. SHAREHOLDER PROPOSAL CONCERNING SHAREHOLDER ACTION BY WRITTEN CONSENT. Against Against 5. SHAREHOLDER PROPOSAL CONCERNING SPECIAL SHAREHOLDER MEETINGS. Against Against 6. SHAREHOLDER PROPOSAL CONCERNING REPORT ON CHARITABLE AND POLITICAL CONTRIBUTIONS. Against Against	For	Issuer	For	With

NICE SYSTEMS

Ticker Symbol:NICE	Cusip Number:653656-108
Record Date: 9/19/2011	Meeting Date: 8/8/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-5	1A ELECTION OF DIRECTOR: RON GUTLER (INDEPENDENT DIRECTOR) For For 1B ELECTION OF DIRECTOR: JOSEPH ATSMON (INDEPENDENT DIRECTOR) For For 1C ELECTION OF DIRECTOR: RIMON BEN-SHAOUL (INDEPENDENT DIRECTOR) For For 1D ELECTION OF DIRECTOR: YOSEPH DAUBER (INDEPENDENT DIRECTOR) For For 1E ELECTION OF DIRECTOR: JOHN HUGHES (INDEPENDENT DIRECTOR) For For 1F ELECTION OF DIRECTOR: DAVID KOSTMAN (INDEPENDENT DIRECTOR) For For 02 TO APPROVE THE GRANT OF OPTIONS TO THE INDEPENDENT DIRECTORS For For 3A TO APPROVE AMENDMENTS TO THE COMPANY'S ARTICLES OF ASSOCIATION: TO APPROVE THE AMENDMENT OF THE COMPANY'S HEBREW NAME For For 3B TO APPROVE THE AMENDMENT OF ARTICLE 51 OF THE COMPANY'S ARTICLES OF ASSOCIATION For For 3C TO APPROVE THE AMENDMENT OF ARTICLE 38(B) OF THE COMPANY'S ARTICLES OF ASSOCIATION For For 3D TO APPROVE THE AMENDMENT OF ARTICLE 31 OF THE COMPANY'S ARTICLES OF ASSOCIATION For For 3E TO APPROVE THE ADDITION OF ARTICLE 32(B) TO THE COMPANY'S ARTICLES OF ASSOCIATION For For 04 TO APPROVE THE FORM OF AMENDED INDEMNIFICATION LETTER IN FAVOR OF THE COMPANY'S DIRECTORS For For 05 TO RE-APPOINT THE INDEPENDENT AUDITORS AND TO AUTHORIZE THE COMPANY'S BOARD OF DIRECTORS TO FIX THEIR REMUNERATION	For	Issuer	For	With

NOBLE ENERGY

Ticker Symbol:NBL	Cusip Number:655044-105
Record Date: 3/6/2012	Meeting Date: 4/24/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-2	1.1 ELECTION OF DIRECTOR: JEFFREY L. BERENSON For For Against Abstain 1.2 ELECTION OF DIRECTOR: MICHAEL A. CAWLEY For For Against Abstain 1.3 ELECTION OF DIRECTOR: EDWARD F. COX For For Against Abstain 1.4 ELECTION OF DIRECTOR: CHARLES D. DAVIDSON For For Against Abstain 1.5 ELECTION OF DIRECTOR: THOMAS J. EDELMAN For For Against Abstain 1.6 ELECTION OF DIRECTOR: ERIC P. GRUBMAN For For Against Abstain 1.7 ELECTION OF DIRECTOR: KIRBY L. HEDRICK For For Against Abstain 1.8 ELECTION OF DIRECTOR: SCOTT D. URBAN For For Against Abstain 1.9 ELECTION OF DIRECTOR: WILLIAM T. VAN KLEEF For For Against Abstain 2. TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT AUDITOR.	For	Issuer	For	With
3-4	3. TO APPROVE IN A NON-BINDING ADVISORY VOTE, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS. For For Against Abstain 4. TO APPROVE AN AMENDMENT TO THE COMPANY'S CERTIFICATE OF INCORPORATION TO (I) INCREASE THE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK FROM 250 MILLION SHARES TO 500 MILLION SHARES AND (II) REDUCE THE PAR VALUE OF THE COMPANY'S COMMON STOCK FROM $3.33 1/3 PER SHARE TO $0.01 PER SHARE. For For Against Abstain	For	Issuer	Against	Against

PERRIGO

Ticker Symbol:PRGO	Cusip Number:714290103
Record Date: 9/2/2011	Meeting Date: 10/26/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-4	01 DIRECTOR 1) GARY K. KUNKLE, JR. 2) HERMAN MORRIS, JR. 3) BEN-ZION ZILBERFARB For For All Nominees 1) GARY K. KUNKLE, JR. 2) HERMAN MORRIS, JR. 3) BEN-ZION ZILBERFARB 02 AN ADVISORY VOTE TO APPROVE THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS. For For 03 AN ADVISORY VOTE ON THE FREQUENCY OF ADVISORY VOTES ON THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS. 1 Year 1 Year 04 RATIFICATION OF APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2012.	For	Issuer	For	With

PROTALIX BIOTHERAPEUTICS

Ticker Symbol:PLX	Cusip Number:74365A101
Record Date: 9/15/2011	Meeting Date: 11/7/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-4	01 DIRECTOR 1) ZEEV BRONFELD 2) DAVID AVIEZER, PH.D. 3) YOSEPH SHAALTIEL, PH.D. 4) ALFRED AKIROV 5) AMOS BAR SHALEV 6) YODFAT HAREL GROSS 7) ROGER D. KORNBERG, PH.D 8) EYAL SHERATZKY For For All Nominees 1) ZEEV BRONFELD 2) DAVID AVIEZER, PH.D. 3) YOSEPH SHAALTIEL, PH.D. 4) ALFRED AKIROV 5) AMOS BAR SHALEV 6) YODFAT HAREL GROSS 7) ROGER D. KORNBERG, PH.D 8) EYAL SHERATZKY 02 TO APPROVE, ON A NON-BINDING ADVISORY BASIS, THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS. For For 03 TO APPROVE, ON A NON-BINDING ADVISORY BASIS, THE FREQUENCY (EVERY ONE, TWO OR THREE YEARS) THAT OUR SHAREHOLDERS WILL HAVE A NON-BINDING, ADVISORY VOTE ON THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS. 1 Year 1 Year 04 TO RATIFY THE APPOINTMENT OF KESSELMAN & KESSELMAN, CERTIFIED PUBLIC ACCOUNTANT (ISR.), A MEMBER OF PRICEWATERHOUSECOOPERS INTERNATIONAL LIMITED, AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2011.	For	Issuer	For	With

PROTALIX BIOTHERAPEUTICS, INC.

Ticker Symbol:PLX	Cusip Number:74365A-101
Record Date: 5/4/2012	Meeting Date: 6/17/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-4	1. DIRECTOR 1) DAVID AVIEZER, PH.D. 2) YOSEPH SHAALTIEL, PH.D. 3) ZEEV BRONFELD 4) ALFRED AKIROV 5) AMOS BAR SHALEV 6) YODFAT HAREL BUCHRIS 7) ROGER D. KORNBERG, PH.D 8) EYAL SHERATZKY For For All Nominees 1) DAVID AVIEZER, PH.D. 2) YOSEPH SHAALTIEL, PH.D. 3) ZEEV BRONFELD 4) ALFRED AKIROV 5) AMOS BAR SHALEV 6) YODFAT HAREL BUCHRIS 7) ROGER D. KORNBERG, PH.D 8) EYAL SHERATZKY 2. TO APPROVE THE ADOPTION OF AN AMENDMENT TO THE PROTALIX BIOTHERAPEUTICS, INC. 2006 STOCK INCENTIVE PLAN TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK RESERVED FOR ISSUANCE UNDER THE PLAN FROM 9,741,655 SHARES TO 11,341,655 SHARES. For For 3. TO APPROVE, ON A NON-BINDING ADVISORY BASIS, THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS AS DISCLOSED IN THE PROXY STATEMENT THAT ACCOMPANIES THIS NOTICE. For For 4. TO RATIFY THE APPOINTMENT OF KESSELMAN AND KESSELMAN, CERTIFIED PUBLIC ACCOUNTANT (ISR.), A MEMBER OF PRICEWATERHOUSECOOPERS INTERNATIONAL LIMITED, AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2012. For	For	Issuer	For	With

RETAILIX

Ticker Symbol:RTLX	Cusip Number:M8215W-109
Record Date: 8/26/2011	Meeting Date: 9/26/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-6	1A RE-ELECTION OF AVINOAM NAOR AS DIRECTOR OF THE COMPANY. For For 1B RE-ELECTION OF GILLON BECK AS DIRECTOR OF THE COMPANY. For For 1C RE-ELECTION OF ISHAY DAVIDI AS DIRECTOR OF THE COMPANY. For For 1D RE-ELECTION OF BOAZ DOTAN AS DIRECTOR OF THE COMPANY. For For 1E RE-ELECTION OF ELI GELMAN AS DIRECTOR OF THE COMPANY. For For 1F RE-ELECTION OF DAVID KOSTMAN AS DIRECTOR OF THE COMPANY. For For 1G RE-ELECTION OF NEHEMIA LEMELBAUM AS DIRECTOR OF THE COMPANY. For For 1H RE-ELECTION OF ROBERT A. MINICUCCI AS DIRECTOR OF THE COMPANY. For For 1I RE-ELECTION OF ITSCHAK SHREM AS DIRECTOR OF THE COMPANY. For For 02 TO ELECT MS. YAEL ANDORN AS AN EXTERNAL DIRECTOR OF THE COMPANY FOR A THREE-YEAR TERM. For For 3A TO APPROVE AMENDMENTS TO ARTICLE 51 IN THE COMPANY'S ARTICLES OF ASSOCIATION. For For 3B TO APPROVE AMENDMENTS TO ARTICLE 31(A) IN THE COMPANY'S ARTICLES OF ASSOCIATION. For For 3C TO APPROVE AMENDMENTS TO ARTICLE 38(B) IN THE COMPANY'S ARTICLES OF ASSOCIATION. For For 4A TO APPROVE A FORM OF AMENDED INDEMNIFICATION LETTER IN FAVOR OF DIRECTORS: FOR DIRECTORS WHO ARE NOT CONTROLLING SHAREHOLDERS. For For 4B TO APPROVE A FORM OF AMENDED INDEMNIFICATION LETTER IN FAVOR OF DIRECTORS: FOR DIRECTORS WHO ARE CONTROLLING SHAREHOLDERS. For For 5A TO APPROVE LIABILITY INSURANCE COVERING DIRECTORS: FOR DIRECTORS WHO ARE NOT CONTROLLING SHAREHOLDERS. For For 5B TO APPROVE LIABILITY INSURANCE COVERING DIRECTORS: FOR DIRECTORS WHO ARE CONTROLLING SHAREHOLDERS. For For 06 TO RE-APPOINT KESSELMAN & KESSELMAN AS THE COMPANY'S INDEPENDENT AUDITORS.	For	Issuer	For	With

SANDISK

Ticker Symbol:SNDK	Cusip Number:80004C-101
Record Date: 4/18/2012	Meeting Date: 6/12/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-3	1A. ELECTION OF DIRECTOR: MICHAEL E. MARKS For For 1B. ELECTION OF DIRECTOR: KEVIN DENUCCIO For For 1C. ELECTION OF DIRECTOR: IRWIN FEDERMAN For For 1D. ELECTION OF DIRECTOR: STEVEN J. GOMO For For 1E. ELECTION OF DIRECTOR: EDDY W. HARTENSTEIN For For 1F. ELECTION OF DIRECTOR: DR. CHENMING HU For For 1G. ELECTION OF DIRECTOR: CATHERINE P. LEGO For For 1H. ELECTION OF DIRECTOR: SANJAY MEHROTRA For For 2. TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 30, 2012. For For 3. ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION. For For	For	Issuer	For	With

SYNERON MEDICAL

Ticker Symbol:ELOS	Cusip Number:M87245-102
Record Date: 4/10/2012	Meeting Date: 5/15/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-3	1. TO APPROVE AND RATIFY THE RE-APPOINTMENT OF INDEPENDENT AUDITORS FOR THE COMPANY'S 2012 FISCAL YEAR AND FOR AN ADDITIONAL PERIOD UNTIL THE NEXT ANNUAL GENERAL MEETING. For For 2. TO RE-ELECT MR. DAVID SCHLACHET, WHOSE CURRENT TERM AS DIRECTOR EXPIRES AT THE MEETING, AND ELECT MR. DOMINICK ARENA, AS CLASS I DIRECTORS TO HOLD OFFICE UNTIL THE END OF THE THIRD ANNUAL GENERAL MEETING OF SHAREHOLDERS OF THE COMPANY TO BE HELD AFTER THE MEETING OR UNTIL THEIR RESPECTIVE SUCCESSORS HAVE BEEN DULY ELECTED. For For 3. TO APPROVE A GRANT OF OPTIONS FROM THE COMPANY AND FROM SYNERON BEAUTY LTD., A WHOLLY-OWNED SUBSIDIARY OF THE COMPANY, TO SHIMON ECKHOUSE, CHAIRMAN OF THE BOARD OF DIRECTORS. For For	For	Issuer	For	With

TEVA PHARMA

Ticker Symbol:TEVA	Cusip Number:881624-209
Record Date: 8/10/2011	Meeting Date: 9/19/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-6b	Your Vote 01 APPROVE RESOLUTION OF THE BOARD TO DECLARE & DISTRIBUTE CASH DIVIDEND FOR YEAR DECEMBER 31, 2010, PAID IN FOUR INSTALLMENTS IN AN AGGREGATE AMOUNT OF NIS 2.90 PER ORDINARY SHARE (OR ADS). For For 2A TO APPOINT MR. CHAIM HURVITZ TO THE BOARD OF DIRECTORS. For For 2B TO APPOINT MR. ORY SLONIM TO THE BOARD OF DIRECTORS. For For 2C TO APPOINT MR. DAN SUESSKIND TO THE BOARD OF DIRECTORS. For For 3A APPOINT MR. JOSEPH (YOSSI) NITZANI AS A STATUTORY INDEPENDENT DIRECTOR, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT. For For 3B APPOINT PROF. DAFNA SCHWARTZ AS A STATUTORY INDEPENDENT DIRECTOR, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT. For For 04 APPOINT KESSELMAN & KESSELMAN, MEMBER OF PRICEWATERHOUSECOOPERS INTERNATIONAL LTD., AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT. For For 05 TO APPROVE THE PURCHASE OF DIRECTORS' & OFFICERS' LIABILITY INSURANCE, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT. For For 6A TO APPROVE AN INCREASE IN THE REMUNERATION FOR PROF. MOSHE MANY IN HIS CAPACITY AS VICE CHAIRMAN OF THE BOARD OF DIRECTORS, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT. For For 6B APPROVE REIMBURSEMENT OF EXPENSES TO DR. PHILLIP FROST, CHAIRMAN OF BOARD, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.	For	Issuer	For	With

THE AES CORPORATION

Ticker Symbol:AES	Cusip Number:00130H-105
Record Date: 2/24/2012	Meeting Date: 4/19/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-3	. DIRECTOR 1) ANDRES GLUSKI 2) ZHANG GUO BAO 3) KRISTINA M. JOHNSON 4) TARUN KHANNA 5) JOHN A. KOSKINEN 6) PHILIP LADER 7) SANDRA O. MOOSE 8) JOHN B. MORSE, JR. 9) PHILIP A. ODEEN 10) CHARLES O. ROSSOTTI 11) SVEN SANDSTROM For For All Nominees 1) ANDRES GLUSKI 2) ZHANG GUO BAO 3) KRISTINA M. JOHNSON 4) TARUN KHANNA 5) JOHN A. KOSKINEN 6) PHILIP LADER 7) SANDRA O. MOOSE 8) JOHN B. MORSE, JR. 9) PHILIP A. ODEEN 10) CHARLES O. ROSSOTTI 11) SVEN SANDSTROM 2. TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR YEAR 2012. For For 3. TO CONSIDER A (NON-BINDING) ADVISORY VOTE ON EXECUTIVE COMPENSATION. For For	For	Issuer	For	With

THERMO FISHER SCIENTIFIC

Ticker Symbol:TMO	Cusip Number:883556-102
Record Date: 3/26/2012	Meeting Date: 5/23/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-3	1A. ELECTION OF DIRECTOR: C. MARTIN HARRIS For For 1B. ELECTION OF DIRECTOR: JUDY C. LEWENT For For 1C. ELECTION OF DIRECTOR: JIM P. MANZI For For 1D. ELECTION OF DIRECTOR: LARS R. SORENSEN For For 1E. ELECTION OF DIRECTOR: ELAINE S. ULLIAN For For 2. AN ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION. For For 3. RATIFICATION OF THE AUDIT COMMITTEE'S SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR 2012. For For	For	Issuer	For	With

TIDEWATER INC

Ticker Symbol:TDW	Cusip Number:886423102
Record Date: 5/27/2011	Meeting Date: 7/14/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-4	1 DIRECTOR 1) M. JAY ALLISON 2) JAMES C. DAY 3) RICHARD T. DU MOULIN 4) MORRIS E. FOSTER 5) J. WAYNE LEONARD 6) JON C. MADONNA 7) JOSEPH H. NETHERLAND 8) RICHARD A. PATTAROZZI 9) NICHOLAS J. SUTTON 10) CINDY B. TAYLOR 11) DEAN E. TAYLOR 12) JACK E. THOMPSON For For All Nominees 1) M. JAY ALLISON 2) JAMES C. DAY 3) RICHARD T. DU MOULIN 4) MORRIS E. FOSTER 5) J. WAYNE LEONARD 6) JON C. MADONNA 7) JOSEPH H. NETHERLAND 8) RICHARD A. PATTAROZZI 9) NICHOLAS J. SUTTON 10) CINDY B. TAYLOR 11) DEAN E. TAYLOR 12) JACK E. THOMPSON 02 SAY ON PAY VOTE - AN ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION (AS DISCLOSED IN THE PROXY STATEMENT). For For 03 FREQUENCY VOTE - AN ADVISORY VOTE ON HOW OFTEN THE COMPANY SHOULD HOLD THE SAY ON PAY VOTE. 1 Year 1 Year 04 RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING MARCH 31, 2012.	For	Issuer	For	With

VERIFONE SYSTEMS

Ticker Symbol:PAY	Cusip Number:92342Y-109
Record Date: 5/4/2012	Meeting Date: 6/27/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-3	1 DIRECTOR 1) ROBERT W. ALSPAUGH 2) DOUGLAS G. BERGERON 3) DR. LESLIE G. DENEND 4) ALEX W. HART 5) ROBERT B. HENSKE 6) RICHARD A. MCGINN 7) EITAN RAFF 8) JEFFREY E. STIEFLER For For All Nominees 1) ROBERT W. ALSPAUGH 2) DOUGLAS G. BERGERON 3) DR. LESLIE G. DENEND 4) ALEX W. HART 5) ROBERT B. HENSKE 6) RICHARD A. MCGINN 7) EITAN RAFF 8) JEFFREY E. STIEFLER 2 TO HOLD AN ADVISORY VOTE ON COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS. For For 3 TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS VERIFONE'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR OUR FISCAL YEAR ENDING OCTOBER 31, 2012.	For	Issuer	For	With

VERINT SYSTEMS

Ticker Symbol:VRNT	Cusip Number:92343X-100
Record Date: 5/2/2012	Meeting Date: 6/15/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-3	1. DIRECTOR 1) DAN BODNER 2) SUSAN BOWICK 3) VICTOR DEMARINES 4) LARRY MYERS 5) AUGUSTUS OLIVER 6) HOWARD SAFIR 7) THEODORE SCHELL 8) SHEFALI SHAH 9) MARK TERRELL For For All Nominees 1) DAN BODNER 2) SUSAN BOWICK 3) VICTOR DEMARINES 4) LARRY MYERS 5) AUGUSTUS OLIVER 6) HOWARD SAFIR 7) THEODORE SCHELL 8) SHEFALI SHAH 9) MARK TERRELL 2. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR THE YEAR ENDING JANUARY 31, 2013. For For 3. APPROVAL OF AMENDMENT NO. 1 TO THE VERINT SYSTEMS INC. 2010 LONG-TERM STOCK INCENTIVE PLAN. For For	For	Issuer	For	With

WEATHERFORD

Ticker Symbol:WFT	Cusip Number:H27013-103
Record Date: 3/30/2012	Meeting Date: 5/23/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-7	1. APPROVAL OF THE 2011 ANNUAL REPORT, THE CONSOLIDATED FINANCIAL STATEMENTS OF WEATHERFORD INTERNATIONAL LTD. FOR THE YEAR ENDED DECEMBER 31, 2011 AND THE STATUTORY FINANCIAL STATEMENTS OF WEATHERFORD INTERNATIONAL LTD. FOR THE YEAR ENDED DECEMBER 31, 2011. For For 2. DISCHARGE OF THE BOARD OF DIRECTORS AND EXECUTIVE OFFICERS FROM LIABILITY UNDER SWISS LAW FOR ACTIONS OR OMISSIONS DURING THE YEAR ENDED DECEMBER 31, 2011. For For 3A. ELECTION OF DIRECTOR: BERNARD J. DUROC-DANNER For For 3B. ELECTION OF DIRECTOR: SAMUEL W. BODMAN, III For For 3C. ELECTION OF DIRECTOR: NICHOLAS F. BRADY For For 3D. ELECTION OF DIRECTOR: DAVID J. BUTTERS For For 3E. ELECTION OF DIRECTOR: WILLIAM E. MACAULAY For For 3F. ELECTION OF DIRECTOR: ROBERT K. MOSES, JR. For For 3G. ELECTION OF DIRECTOR: GUILLERMO ORTIZ For For 3H. ELECTION OF DIRECTOR: EMYR JONES PARRY For For 3I. ELECTION OF DIRECTOR: ROBERT A. RAYNE For For 4. RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR YEAR ENDING DECEMBER 31, 2012 AND THE RE-ELECTION OF ERNST & YOUNG LTD, ZURICH AS STATUTORY AUDITOR FOR YEAR ENDING DECEMBER 31, 2012. For For 5. APPROVAL OF AN AMENDMENT TO THE ARTICLES OF ASSOCIATION TO EXTEND THE BOARD'S AUTHORIZATION TO ISSUE SHARES FROM AUTHORIZED SHARE CAPITAL TO MAY 23, 2014 AND TO INCREASE ISSUABLE AUTHORIZED CAPITAL TO AN AMOUNT EQUAL TO 50% OF CURRENT STATED CAPITAL. For For 6. APPROVAL OF AN AMENDMENT TO THE WEATHERFORD INTERNATIONAL LTD. 2010 OMNIBUS INCENTIVE PLAN TO INCREASE THE NUMBER OF SHARES ISSUABLE UNDER THE PLAN TO 28,144,000 SHARES. For For 7. APPROVAL OF AN ADVISORY RESOLUTION REGARDING EXECUTIVE COMPENSATION. For For	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Israeli Shared Values Trust

By /s/Jamia C. Jasper

* Jamia C. Jasper

President and Treasurer

Date: July 17, 2012

*Print the name and title of each signing officer under his or her signature.